Expense Example - Service - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,202